EARNINGS / (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
13.	EARNINGS / (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings / (loss) per share for the year ended December 31:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Numerator for basic and diluted earnings per share:
Net income / (loss) attributable to Cogo Group, Inc.	3,874	24,130	(156,605)	112,375

Denominator:
Basic weighted average shares		36,355,124	37,094,995	37,275,427
Effect of dilutive non-vested equity share units, performance shares, options and warrants		132,917	—	913,387

Diluted weighted average shares		36,488,041	37,094,995	38,188,814

Basic earnings / (loss) per share	0.11	0.66	(4.22)	3.01

Diluted earnings / (loss) per share	0.11	0.66	(4.22)	2.94

Non-vested equity share units, performance shares, and options and warrants amounting to 3,387 thousand and 234 thousand as of December 31, 2012 and 2010, respectively, are excluded from the Company’s dilutive computation as their effect would be anti-dilutive. As of December 31, 2011, no potential common shares were dilutive because of the net loss.